Note 4 - Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 4:	Property and Equipment

Property and equipment consists of the following:

	September 30, 2015	December 31, 2014

Office and computer equipment	$470,251	$209,575
Leasehold improvements	2,330,927	665,961
Software developed	688,471	564,560
	3,489,649	1,440,096
Accumulated depreciation	(838,325)	(305,644)
	2,651,324	1,134,452
Assets in progress	950,893	-
	$3,602,217	$1,134,452

Depreciation expense was $257,197 and $532,682 for the three and nine months ended September 30, 2015, respectively. Depreciation expense was $52,823 and $141,707 for the three and nine months ended September 30, 2014, respectively.

Assets in progress relate to the ongoing development of company-owned or managed clinics, which are not yet placed in service.

Note 4:      Property and Equipment

Property and equipment consist of the following:

	December 31,	December 31,
	2014	2013

Office and computer equipment	$209,575	$28,817
Leasehold improvements	665,961	-
Software developed	564,560	379,415
	1,440,096	408,232
Accumulated depreciation and amortization	(305,644)	(117,047)
	1,134,452	291,185
Assets in progress	-	109,082
	$1,134,452	$400,267

Depreciation and amortization expense was $210,123 and $70,725 for the years ended December 31, 2014 and 2013, respectively.

 As of December 31, 2013, assets in progress include costs for signage, furniture and equipment related to our office relocation as well as software under development. These costs were transferred to the appropriate property and equipment category and commenced depreciation when the assets became ready for their intended use.